(Loss) Income Per Share (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share (Parentheticals)		6 Months Ended
		Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 ¥ / shares shares	Mar. 31, 2023 ¥ / shares shares
Schedule of Computation of Basic and Diluted Earnings Per Share [Abstract]
Weighted average number of ordinary shares used in computing net loss per share—diluted (in Shares)	[1]	2,837,892,046,400	2,837,892,046,400	2,771,593,703,900
Net (loss) earnings per share attributable to ordinary shareholders of FLJ Group Limited— diluted | (per share)		$ 0.00	¥ 0.00	¥ 0.00
Net loss per share from continuing operations attributable to ordinary shareholders of FLJ Group Limited— diluted | (per share)		0.00	0.00	0.00
Net (loss) earnings from per share discontinued operations attributable to ordinary shareholders of FLJ Group Limited— diluted | (per share)		$ 0.00	¥ 0.00	¥ 0.00

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).